Organization and Significant Accounting Policies - Additional Information (Details)		3 Months Ended	12 Months Ended
	Jan. 01, 2021 Facility bed	Mar. 31, 2021 USD ($) Facility agreement Segment	Dec. 31, 2020 USD ($) Facility	Dec. 31, 2019 USD ($)	Mar. 31, 2019	Jan. 01, 2019
Finite Lived Intangible Assets [Line Items]
Number of facilities | Facility		24	24
Number of sublease agreements executed, owned by company		10	10
Number of sublease agreements executed, leased by company	1	8	9
Number of assisted living facilities | Facility		2	2
Number of managed skilled nursing facilities | Facility	2	2	2
Number of managed Independent living facilities | Facility		1	1
Number of reporting segments | Segment		2
Number of facilities on behalf of third party owners | Facility		3
Expected monthly rental receipts from tenants received		97.00%	82.00%
Maximum penalty for service contract nonperformance		$ 50,000		$ 50,000
Percentage of additional allowance for patient care receivables		1.50%
Receivables, estimated allowance for uncollectible accounts		$ 72,000	$ 1,381,000
Accounts receivable, net of allowance		1,851,000	2,100,000	1,000,000
Prepaid expenses and other		900,000	400,000	200,000
Other liabilities		$ 1,439,000	$ 1,365,000	1,078,000
Weighted average discount rate		7.98%	7.98%		7.98%	7.98%
Intrinsic value		$ 0	$ 0
Stock options
Finite Lived Intangible Assets [Line Items]
Weighted average contractual terms		3 years 3 months 18 days	3 years 6 months
Warrant
Finite Lived Intangible Assets [Line Items]
Weighted average contractual terms		2 years 8 months 12 days	3 years
Patient Care Receivables
Finite Lived Intangible Assets [Line Items]
Receivables, estimated allowance for uncollectible accounts		$ 100,000	$ 1,400,000	$ 600,000
Tara
Finite Lived Intangible Assets [Line Items]
Number of licensed beds | bed	134
Percentage of licensed patient beds	5.00%
Increase in Prepaid expenses and other		$ 500,000
Powder Springs Facility
Finite Lived Intangible Assets [Line Items]
Number of licensed beds | bed	208